Property and equipment, net (Schedule of Property and equipment, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 14,502	$ 14,868
Less-accumulated depreciation	(11,142)	(10,597)
Total property and equipment, net	3,360	4,271
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,454	6,430
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,364	6,770
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,684	$ 1,668